                     U.S. SECURITIES & EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1 Name and address of issuer:            The Diversified Investors Funds Group
                                         4 Manhattanville Road
                                         Purchase, New York 10577



2 Name of each series or class of funds for which this notice is filed:



3 Investment Company Act File Number:          811-7674

  Securities Act File Number:                   33-61810

4 Last day of fiscal year for which this notice is filed:  December 31, 1996



5 Check box if this notice is being filed more than 180 days after the close of issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of
  the issuer's 24f-2 declaration:                                Not applicable

6 Date of termination of issuer's declaration under rule
  24f-2(a)(1), if applicable (see instruction A.6):              Not applicable


7 Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                               Shares           Amount
                                               ------           ------
                                               00,000          $000,000


8 Number and amount of securities registered during the fiscal year other
  than pursuant to rule 24f-2:                          None

9 Number and aggregate sale price of securities sold during the fiscal year:

                                               Shares           Amount
                                               ------           ------
                                               3,737,611       $46,484,113

10 Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration of rule 24f-2:

                                               3,737,611       $46,484,113

11 Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                                                77,875          $1,071,961


12 Calculation of registration fee:

   (i) Aggregate sale price of securities sold during the
   fiscal year in reliance on rule 24f-2 (from Item 10)        $46,484,113

   (ii) Aggregate price of shares issued in connection
   with dividend reinvestment plans (from item 11, if
   applicable):                                                  1,071,961

   (iii) Aggregate price of shares redeemed or
   repurchased during the fiscal year (if applicable):         (11,208,701)

   (iv) Aggregate price of shares redeemed or
   repurchased and previously applied as a reduction to
   filing fees pursuant to rule 24e-2 (if applicable):                   0

   (v) Net aggregate price of securities sold and issued
   during the fiscal year in reliance on rule 24f-2 (line
   (i), plus line (ii), less line (iii), plus line (iv))
   (if applicable):                                             36,347,373

   (vi) Multiplier prescribed by Section 6(b) of the
   Securities Act of 1933 or other applicable law or                1/3300
   regulation (see instruction C.6):

   (vii) Fee due (line (i) or line (v) multipled by line (vi)): $11,014.36

   Instruction: Issuers should complete lines (ii), (iii),
   (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.
   See instruction C.3.


13 Check box if fees are being remitted to the
   Commission's lockbox depository as described in
   section 3a of the Commission's Rules of Informal                    X
   and Other Procedures (17 CRF 202.3a):                         --------------

   Date of mailing or wire transfer of filing fees
   to the Commission's lockbox depository:                   February 24, 1997

-------------------------------------------------------------------------------

                             SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

   By (Signature and Title)                  /s/ Robert F. Colby
                                   --------------------------------------------
                                                 Vice President


   Date February 25, 1997
        ------------------


   Please print the name and title of the signing officer below the signature

                                Sheet 2

24F Fees
Diversified Mutual Funds
For Year Ended 12/31/95


                                                               High       Intermediate    Government
                                              Money           Quality      Government     Corporate
                                              Market           Bond           Bond          Bond         Balanced
                                            ----------     ----------     ----------     ----------     ----------
Proceeds from issuance of shares           $11,988,649     $1,087,861       $929,004     $1,965,660     $4,141,607
Proceeds from dividends reinvested              70,100         18,249         12,976         16,587        262,110
Value of shares redeemed                    (8,383,798)      (211,120)       (51,743)      (144,460)      (316,364)
                                           -----------    -----------       --------     ----------    -----------
Net change                                   3,675,951        895,010        890,237      1,877,787      4,087,553
                                           -----------    -----------       --------     ----------    -----------

Calculation of Fee:
Total change                                $36,347,373
1/33 of 1%                                  $ 11,014.36
                                            -----------
                                            -----------

                                              Equity          Equity       Growth &        Equity          Special
                                              Income          Value         Income         Growth          Equity
                                             --------       ---------     ---------      ----------       ----------
Proceeds from issuance of shares           $6,924,532       $370,464     $5,061,090       $3,150,400      $7,421,050
Proceeds from dividends reinvested             87,343          4,696         65,054          292,155         186,012
Value of shares redeemed                     (587,533)        (5,783)      (372,881)        (179,970)       (671,808)
                                           ----------       --------     ----------       ----------      ----------
Net change                                  6,424,342        369,379      4,753,463        3,262,585       6,735,254
                                           ----------       --------     ----------       ----------      ----------


                                           Aggressive     High Yield    International
                                             Equity          Bond          Equity           Total
                                           -----------     ---------    -------------    ----------
Proceeds from issuance of shares             $354,206       $730,820     $2,337,550      $46,484,113
Proceeds from dividends reinvested              1,515         12,551         22,611        1,071,961
Value of shares redeemed                      (25,607)       (19,856)       (37,979)     (11,208,701)
                                             --------       --------     ----------      -----------
Net change                                    330,114        723,516      2,322,182       36,347,373
                                             --------       --------     ----------      -----------





                                     Page 1